Summary of Significant Accounting Policies (Details 4) (CNY) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 segment	Dec. 31, 2011 segment	Dec. 31, 2010 segment
Goodwill and Other Intangible Assets
Number of reportable segments	3	3	4
Goodwill
Period of cash flow projections used for determining fair value	5 years
Steady growth rate used to extrapolate cash flows beyond the 5-year period (as a percent)	3.00%
Impairment loss		1,000,705
P&C
Goodwill
Discount rate (as a percent)	22.00%
Impairment loss		962,628
Life
Goodwill
Discount rate (as a percent)	25.00%
Claims Adjusting
Goodwill
Discount rate (as a percent)	27.00%
Impairment loss		38,077